Loans - Payment Defaults Occurred During Periods with Respect to Loans Modified as Troubled Debt Restructurings within Previous Six Months (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 18,524	¥ 51,340
Housing loan
Financing Receivable, Modifications [Line Items]
Recorded investment	579	505
Other
Financing Receivable, Modifications [Line Items]
Recorded investment	515	1,104
Domestic
Financing Receivable, Modifications [Line Items]
Recorded investment	4,399	7,554
Domestic | Corporate | Large companies
Financing Receivable, Modifications [Line Items]
Recorded investment	1,148	2,084
Domestic | Corporate | Small and medium sized companies
Financing Receivable, Modifications [Line Items]
Recorded investment	2,157	3,861
Foreign
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 14,125	¥ 43,786